Prepayments and Other Current Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans [Line Items]
Capitalized origination fees on the Group's loans	$ 44,325	$ 35,604